Subsequent Events (Q2)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Subsequent Events [Abstract]
Subsequent Events	Note 8 — Subsequent Events There are no events subsequent to December 31, 2017 and up to the date of this filing that would require disclosure.
Note 8 — Subsequent Events

Management has evaluated all events that occurred after the balance sheet date through the date when these financial statements were issued to determine if they must be reported. The Management of the Company has determined that the following reportable subsequent event is required to be disclosed:

Subsequent to year-end, the Company accepted subscription for the issuance of 380,000 shares post-split common stock at a purchase price of $0.50 per share for a total subscription of $190,000 in cash.

Following the reporting period, the Company issued an aggregate of options to purchase 3,240,000 shares of Common Stock at the exercise price of $0.25 per share (the “Options”).  All of the Options vest equally over five, six-month periods commencing on the six month anniversary of the issuance of the Options.